Note 8 - Notes Payable: Schedule of notes payable (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of notes payable

	February 28,	August 31,
	2015	2014
Note payable bearing interest at 13.5% per annum, originated June 22, 2012, original maturity date of June 22, 2013. This note bears a default interest rate of 18.5%*.	$2,950,000	$2,700,000

Note payable bearing interest at 12.0% per annum, originated December 27, 2012, original maturity date of December 27, 2013. This note is in default and currently bears a default interest rate of 17.0% plus late fees[1].	1,000,000	1,000,000

Note payable bearing interest at 12.0% per annum, originated February 1, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	550,000	550,000

Note payable bearing interest at 12.0% per annum, originated February 1, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	650,000	650,000

Note payable bearing interest at 12.0% per annum, originated February 1, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	800,000	800,000

Note payable bearing interest at 12.0% per annum, originated October 30, 2013, original maturity date of November 30, 2013. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	99,166	99,166

Note payable bearing interest at 13.3% per annum, originated August 13, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 18.3% plus late fees¹.	90,000	90,000

Note payable bearing interest at 12.0% per annum, originated June 7, 2013, original maturity date of June 7, 2016. This note is in default and currently bears a default interest rate of 17.0% plus late fees ¹.	500,000	500,000

Note payable bearing interest at 12% per annum, originated August 24, 2013, original maturity date of October 24, 2014. This note is in default and currently bears a default interest rate of 18.3% plus late fees¹.	8,656	8,656

Note payable originated October 2, 2014, original maturity date of October 16, 2014, interest obligation of $5,000.	100,000	-

Note payable bearing interest at 10.0% per annum, originated December 4, 2013, due on October 15, 2014. This note is currently in default and bears a default interest rate of 15.0%.	560,000	560,000

Notes payable bearing interest at 5.0% per annum, originated August 31, 2014, payable upon demand.	80,000	80,000

Notes Payable bearing interest at 18.0% per annum originated May 8, 2014, payable upon demand.	225,000	250,000

Notes Payable bearing interest at 7.4% per annum, originated July 11, 2014 maturity date of April 13, 2015.	53,662	126,577

Secured borrowings	222,666	449,722

Total notes payable	$7,889,150	$7,866,299
Less: current-term portion of notes payable	(7,389,150)	(7,366,299)
Long-term notes payable	$500,000	$500,000